UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -------------

Check here if Amendment [   ]; Amendment Number:
                                                  ----------------
This Amendment (Check only one.):   [  ] is a restatement.

                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Taliesin Capital Management LLC
Address:      885 Third Avenue
              Suite 2740
              New York, NY  10022

Form 13F File Number:  28-11234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Elliot N. Konopko
Title:        Managing Member
Phone:        212-303-3575

Signature, Place, and Date of Signing:

/s/ Elliot N. Konopko               New York, NY               August 15, 2005
-------------------------           -------------              ----------------
[Signature]                         [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                           0
                                                    ----------
Form 13F Information Table Entry Total:                     19
                                                    ----------
Form 13F Information Table Value Total:             $  123,908
                                                    ----------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                                Taliesin Capital Management LLC
                                                            Form 13F
                                                 Quarter Ended June 30, 2005


NAME               TITLE                                                                                     VOTING AUTHORITY
OF                 OF                    VALUE        SHRS OR     SH/     PUT/  INVESTMENT  OTHER            ----------------
ISSUER             CLASS    CUSIP      (X $1,000)     PRN AM      PRN     CALL  DISCRETION  MANAGERS    SOLE      SHARED       NONE

-----------------------------------------------------------------------------------------------------------------------------------
ACCREDO HEALTH     COM      00437V104  $    7,944       174,988     SH              SOLE               174,988
INC
-----------------------------------------------------------------------------------------------------------------------------------
ASK JEEVES INC     COM      045174109  $   16,401       543,063     SH              SOLE               543,063
-----------------------------------------------------------------------------------------------------------------------------------
CITIZENS COMMU-    COM      17453B101  $       31         2,300     SH              SOLE                 2,300
NICATIONS CO
------------------------------------------------------------------------------------------------------------------------------------
DOUBLECLICK INC    COM      258609304  $   11,318     1,349,020     SH              SOLE             1,349,020
------------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP       COM      401698105  $    6,730       100,000           CALL      SOLE               100,000
------------------------------------------------------------------------------------------------------------------------------------
GUIDANT CORP       COM      401698105  $   13,191       196,000     SH              SOLE               196,000
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON  COM      478160104  $    1,950        30,000           CALL      SOLE                30,000
------------------------------------------------------------------------------------------------------------------------------------
MAY DEPT           COM      577778103  $    2,586        64,400     SH              SOLE                64,400
STORES CO
------------------------------------------------------------------------------------------------------------------------------------
NEIMAN MARCUS      CL A     640204202  $    7,075        73,000     SH              SOLE                73,000
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
NEIMAN MARCUS      CL B     640204301  $    3,114        32,200     SH              SOLE                32,200
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
NIKU CORP          COM NEW  654113703  $    1,037        50,000     SH              SOLE                50,000
------------------------------------------------------------------------------------------------------------------------------------
OVERNITE CORP      COM      690322102  $    6,232       144,992     SH              SOLE               144,992
------------------------------------------------------------------------------------------------------------------------------------
RENAL CARE         COM      759930100  $    4,656       101,000     SH              SOLE               101,000
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA       COM      867363103  $   11,424       324,830     SH              SOLE               324,830
SYS INC
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE & DATA   COM      879433860  $    1,150        30,000     SH              SOLE                30,000
SYS INC
------------------------------------------------------------------------------------------------------------------------------------
TELEWEST           COM      87956T107  $      444        19,479     SH              SOLE                19,479
GLOBAL INC
------------------------------------------------------------------------------------------------------------------------------------
TOYS R US INC      COM      892335100  $    2,648       100,000     SH              SOLE               100,000
------------------------------------------------------------------------------------------------------------------------------------
VALOR              COM      920255106  $      235        17,025     SH              SOLE                17,025
COMMUNICATIONS
GROUP INC
------------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE   COM      923436109  $   25,742     1,055,000     SH              SOLE             1,055,000
CO
------------------------------------------------------------------------------------------------------------------------------------


REPORT SUMMARY:  19 DATA RECORDS       $  123,908 FMV (in thousands)



                                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED